Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other assets, net
Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	142,256	210,146	710,168
Provision (Reversal) for the year	67,967	500,336	(82,825)
Write-off	(77)	(314)	(70,270)
Balance at the end of the year	210,146	710,168	557,073

Accounts receivable
Prepayments and other assets, net
Schedule of accounts receivable, net

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable from real estate developers	1,579,913	1,023,787
Accounts receivable from individual customers	14,995	4,283
	1,594,908	1,028,070
Less: allowance for doubtful accounts	(710,168)	(557,073)
Accounts receivable, net	884,740	470,997